Subsequent Events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Events
Note 30. Subsequent Events
30.1 Debt
During March 2020, we took bank debt in Mexico with a maturity of one year for a total amount of Ps. 10,000 million at floating rate.
On February 7, 2020, we issued (i) Ps.3,000 million aggregate amount of
8-year
fixed rate certificados bursátiles bearing an annual interest rate of 7.35% and due January 2028, and (ii) Ps.1,727 million aggregate amount of
5.5-year
floating rate certificados bursátiles, priced at
28-day
Tasa de Interés Interbancaria de Equilibrio (Equilibrium Interbank Interest Rate, or TIIE) plus 0.08% and due August 2025.
On January 22, 2020, we issued US1,250 million aggregate principal amount of 2.750% senior notes due January 22, 2030. These notes were used to prepaid Senior Note of $ 900 with an interest rate of 3.88% with due date on November 26, 2023. These notes are guaranteed by the Guarantors (as defined in Note 29). The indenture governing these notes imposes, among others, certain conditions upon a consolidation or merger by us and restricts the incurrence of liens and the entering into sale and leaseback transactions by us and our significant subsidiaries.
Our 4.625% Notes due 2020 matured and were repaid in full on February 15, 2020.
30.2 Dividend payment approval
On March 17, 2020, the Company’s Shareholders Meeting approved the payment of cash dividends for Ps. 0.6075 per share that is outstanding on the date of the payment of dividends (equivalent to Ps. 4.86 per related unit), these will be paid in two equal installments on May 5, 2020 and November 3, 2020.
30.3 Impact derived from
COVID-19
As of the date of issuance of the Financial Statements, currencies in most of the countries where we operate have suffered a significant depreciation against the U.S. dollar as compared to December 31, 2019. Likewise, we have additional impacts in the business as a result of the outbreak of the novel
Covid-19
and its spread in the countries where we operate. The Company will continue monitoring the impact that this outbreak could have in our following financial statements.